Travel Suppliers Payable - Schedule of Travel Supplier Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable And Accrued Expenses [Line Items]
Travel suppliers payable	$ 206,954	$ 185,450
Hotels and Other Travel Service Suppliers [member]
Accounts Payable And Accrued Expenses [Line Items]
Travel suppliers payable	179,397	151,393
Airlines [member]
Accounts Payable And Accrued Expenses [Line Items]
Travel suppliers payable	$ 27,557	$ 34,057